ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS, Accounts Payable (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Account Payable [Abstract]
Balances at the beginning of the period		S/ 338,446		S/ 216,734	S/ 291,693
Premiums ceded for automatic contracts (mainly excess of loss), Note 25 a (***)		355,356		244,112	254,839
Premiums ceded to reinsurers in facultative contracts, Note 25 a (***)		392,346		327,098	289,386
Coinsurance granted		8,154		753	4,332
Payments and other, net (i)	[1]	(630,477)		(450,251)	(623,516)
Balances at the end of the period		463,825	[1]	338,446	S/ 216,734
Accounts Payable to Reinsurers [Member]
Information related to reinsurers [Abstract]
Collections made to reinsurers		608,700		471,200
Effect of exchange difference		S/ 11,900		S/ 4,100

[1]	As of December 31, 2021, the balance consists mainly of collections made to reinsurers by S/608.7 million and the effect of exchange difference for approximately S/11.9 million, As of December 31, 2020, collections made amounted to S/471.2 million and the effect of exchange difference for S/4.1 million and other minors.